LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2014
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Total minimum lease payments receivable	¥34,073	¥36,980
Unguaranteed residual values	1,176	1,213
Unearned income	(2,325)	(2,346)
Executory costs	(12)	(12)

	32,912	35,835
Less, allowance for doubtful receivables	(238)	(283)

	32,674	35,552
Less, portion due within one year	(11,720)	(12,678)

Total	¥20,954	¥22,874

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥493	¥382	¥238
Charged to costs or expenses, or charge-off	(69)	(187)	3
Others*	(42)	43	42

Balance at end of year	¥382	¥238	¥283

*	Others consist mainly of foreign currency translation adjustments.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2015	¥13,690
2016	9,726
2017	7,072
2018	4,539
2019	1,634
2020 and thereafter	319

Total	¥36,980